Statement of Balance Sheet	Jun. 30, 2025 USD ($)
Greenland Exploration Limited [Member]
Current assets
Cash	$ 20,000
Total Assets	20,000
Current liabilities
Accounts payable	8,335
Total Liabilities	8,335
Commitments and Contingencies (Note 6)
Shareholders’ Deficit
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 3,075,000 shares issued and outstanding
Additional paid in capital	20,000
Accumulated deficit	(8,335)
Total Shareholders’ Deficit	11,665
Total Liabilities and Shareholders’ Deficit	$ 20,000